PORTFOLIO OF INVESTMENTS – as of December 31, 2019 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 72.3% of Net Assets
Non-Convertible Bonds – 65.5%
	ABS Other – 0.5%
$22,081,373	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	$18,391,576
9,746,953	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	5,775,069
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
7,445,212	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(c)(f)	7,355,291

		31,521,936

	Aerospace & Defense – 1.3%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	461,814
10,225,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	10,225,000
6,765,000	Bombardier, Inc., 7.875%, 4/15/2027, 144A	6,959,494
3,145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,539,729
9,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	10,509,851
8,815,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	10,951,756
5,310,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 3.645%, 2/15/2067, 144A(g)	4,221,450
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	25,281,483
17,765,000	TransDigm, Inc., 6.500%, 5/15/2025	18,475,600

		90,626,177

	Airlines – 0.5%
20,000,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	20,925,000
1,687,628	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,706,646
990,862	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	1,001,647
8,502,577	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	8,944,711
1,358,005	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	1,370,309
1,492,491	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	1,517,535
930	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	932
193,163	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	203,516

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$285,732	Northwest Airlines Pass Through Trust, Series 2002-1, Class G2, (MBIA Insured), 6.264%, 5/20/2023	$294,360

		35,964,656

	Automotive – 1.2%
1,210,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,255,375
18,750,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	17,343,750
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,321,187
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,563,807
18,565,000	Ford Motor Credit Co. LLC, 5.596%, 1/07/2022	19,565,346
9,545,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	9,879,075
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,583,597
26,055,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	23,775,187

		80,287,324

	Banking – 4.9%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	8,328,600
983,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,032,291
265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	289,065
7,045,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	7,639,928
3,450,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	3,607,342
1,709,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,610,732
25,000,000	Goldman Sachs Group, Inc. (The), Series MPLE, 3.550%, 2/12/2021, (CAD)	19,524,277
19,245,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	20,222,159
36,195,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	39,593,122
185,000,000	Morgan Stanley, GMTN, 5.000%, 9/30/2021, (AUD)	137,101,984
46,735,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	49,350,270
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	12,180,328
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	41,462,389

		341,942,487

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – 1.2%
$1,675,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	$1,725,250
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	46,466,081
14,755,000	Jefferies Group LLC, 6.250%, 1/15/2036	17,628,264
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	17,849,090

		83,668,685

	Building Materials – 0.4%
5,565,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	5,704,125
3,255,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	3,328,237
1,859,000	Masco Corp., 6.500%, 8/15/2032	2,282,312
1,226,000	Masco Corp., 7.750%, 8/01/2029	1,591,156
10,800,000	Owens Corning, 7.000%, 12/01/2036	13,455,305

		26,361,135

	Cable Satellite – 1.3%
850,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	867,536
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	1,006,688
497,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	505,698
4,360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	4,610,700
17,880,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	19,064,550
17,679,000	DISH DBS Corp., 5.875%, 11/15/2024	18,065,728
4,865,000	DISH DBS Corp., 7.750%, 7/01/2026	5,153,932
4,835,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,943,200
135,000	Time Warner Cable LLC, 5.875%, 11/15/2040	154,949
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	9,330,930
18,245,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	18,655,512
6,150,000	Ziggo BV, 5.500%, 1/15/2027, 144A	6,534,375

		88,893,798

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Chemicals – 0.5%
$19,810,000		Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	$19,710,950
18,254,000		Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	17,113,125

			36,824,075

		Construction Machinery – 0.1%
1,310,000		United Rentals North America, Inc., 4.875%, 1/15/2028	1,364,011
3,850,000		United Rentals North America, Inc., 6.500%, 12/15/2026	4,231,391

			5,595,402

		Consumer Cyclical Services – 0.1%
5,500,000		ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	6,215,000

		Consumer Products – 0.2%
11,880,000		Avon Products, Inc., 8.950%, 3/15/2043	14,790,600

		Electric – 1.1%
4,379,000		AES Corp. (The), 4.875%, 5/15/2023	4,444,685
9,371,000		AES Corp. (The), 5.500%, 4/15/2025	9,689,146
27,802,939		Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	31,012,349
29,959,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	29,926,524
3,570,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	4,147,754

			79,220,458

		Finance Companies – 3.8%
1,020,000		Antares Holdings LP, 6.000%, 8/15/2023, 144A	1,073,173
22,945,000		Navient Corp., 5.500%, 1/25/2023	24,493,787
2,260,000		Navient Corp., 5.875%, 10/25/2024	2,418,200
109,950	(††)	Navient Corp., 6.000%, 12/15/2043	2,632,570
53,465,000		Navient Corp., MTN, 5.625%, 8/01/2033	45,979,900
47,944,000		Navient Corp., MTN, 6.125%, 3/25/2024	52,019,240
6,490,000		Navient Corp., MTN, 7.250%, 1/25/2022	7,050,996
4,360,000		Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	4,512,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$23,115,000	Springleaf Finance Corp., 6.875%, 3/15/2025	$26,293,312
4,075,000	Springleaf Finance Corp., 7.125%, 3/15/2026	4,711,515
26,970,000	Springleaf Finance Corp., 7.750%, 10/01/2021	29,296,162
55,015,000	Springleaf Finance Corp., 8.250%, 10/01/2023	64,092,475

		264,573,930

	Financial Other – 0.4%
25,465,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	28,202,488

	Gaming – 0.1%
5,475,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	6,159,375

	Government Owned - No Guarantee – 0.1%
6,535,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	8,389,867

	Healthcare – 4.4%
40,686,000	HCA, Inc., 5.875%, 5/01/2023	44,964,540
14,620,000	HCA, Inc., 7.050%, 12/01/2027	17,324,700
20,447,000	HCA, Inc., 7.500%, 12/15/2023	23,156,227
24,215,000	HCA, Inc., 7.500%, 11/06/2033	30,510,900
14,056,000	HCA, Inc., 7.690%, 6/15/2025	16,937,480
32,745,000	HCA, Inc., 8.360%, 4/15/2024	39,785,175
10,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	12,923,925
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	11,295,480
18,365,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	18,915,950
40,800,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	44,827,368
43,749,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	44,623,980
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,095,188

		306,360,913

	Home Construction – 1.0%
47,260,000	PulteGroup, Inc., 6.000%, 2/15/2035	52,694,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	$15,399,325
195,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	212,063

		68,306,288

	Independent Energy – 3.9%
4,810,000	Antero Resources Corp., 5.625%, 6/01/2023	3,860,025
18,736,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	18,635,388
8,145,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	8,063,550
8,225,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	7,484,750
5,989,000	Bellatrix Exploration Ltd., 8.500%, 9/11/2023(a)(b)(c)(d)(h)(i)	3,593,400
6,526,000	Bellatrix Exploration Ltd., 12.500%, (9.500% PIK, 3.000% Cash), 12/15/2023(a)(b)(c)(d)(h)(i)(j)	—
8,645,000	California Resources Corp., 5.500%, 9/15/2021(c)(f)	4,063,150
1,188,000	California Resources Corp., 6.000%, 11/15/2024(c)(f)	356,400
67,805,000	California Resources Corp., 8.000%, 12/15/2022, 144A(c)(f)	30,313,581
1,310,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,034,900
21,335,000	Chesapeake Energy Corp., 8.000%, 1/15/2025(c)(f)	12,694,752
55,365,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(c)(f)	34,326,300
15,215,000	Continental Resources, Inc., 3.800%, 6/01/2024	15,736,684
5,450,000	Continental Resources, Inc., 4.500%, 4/15/2023	5,694,404
302,000	Continental Resources, Inc., 5.000%, 9/15/2022	304,166
15,580,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A(c)(f)	10,633,350
180,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	180,450
12,740,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	12,819,625
19,290,000	Montage Resources Corp., 8.875%, 7/15/2023	17,795,025
1,065,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,041,038
540,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	545,561
4,780,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	4,947,348

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$2,055,000	QEP Resources, Inc., 5.250%, 5/01/2023	$2,034,450
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023(c)(f)(i)	833,438
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021(c)(f)(i)	444,679
8,241,000	SM Energy Co., 5.000%, 1/15/2024	7,849,552
15,904,000	SM Energy Co., 6.125%, 11/15/2022	16,063,040
5,710,000	SM Energy Co., 6.625%, 1/15/2027	5,612,102
95,000	SM Energy Co., 6.750%, 9/15/2026	93,100
1,110,000	Southwestern Energy Co., 6.200%, 1/23/2025	1,018,092
14,955,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	7,327,950
2,530,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	1,265,000
19,960,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	18,882,160
3,550,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	2,987,999
21,785,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	14,846,042

		273,381,451

	Life Insurance – 0.9%
3,575,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	3,312,631
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,032,410
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(c)(f)	33,008,427
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(c)(f)	12,030,963

		64,384,431

	Local Authorities – 1.0%
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	69,497,178

	Media Entertainment – 0.1%
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	4,367,694

	Metals & Mining – 1.0%
25,271,000	ArcelorMittal S.A., 6.750%, 3/01/2041	30,101,610
1,970,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	2,508,411

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$12,315,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	$12,372,880
1,810,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,850,725
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	12,518,588
10,158,000	United States Steel Corp., 6.650%, 6/01/2037	8,227,980

		67,580,194

	Midstream – 0.5%
8,935,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,342,174
13,667,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	12,881,148
8,125,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	8,125,000
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	652,047
11,980,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(c)(f)(k)	6,000,303

		37,000,672

	Oil Field Services – 2.6%
7,120,000	Global Marine, Inc., 7.000%, 6/01/2028	6,309,744
1,765,000	Noble Holding International Ltd., 7.750%, 1/15/2024	951,370
19,385,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	14,054,125
18,385,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022(c)(f)	4,228,550
12,020,000	Precision Drilling Corp., 5.250%, 11/15/2024	11,028,350
219,836	Precision Drilling Corp., 6.500%, 12/15/2021	219,287
2,080,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	1,981,200
62,443,500	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	64,316,805
39,300,000	Transocean, Inc., 5.800%, 10/15/2022	37,924,500
46,390,000	Transocean, Inc., 6.800%, 3/15/2038	32,936,900
2,770,000	Transocean, Inc., 7.500%, 4/15/2031	2,146,750
11,165,000	Valaris PLC, 7.750%, 2/01/2026	6,304,541

		182,402,122

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – 0.6%
$15,225,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	$21,553,702
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	6,711,415
8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	12,071,705
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,582,513

		43,919,335

	Property & Casualty Insurance – 0.1%
12,510,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.261%, 1/15/2033, 144A(e)(g)	8,560,656

	Retailers – 0.7%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,741,157
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,701,825
27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036(c)(f)	8,987,459
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097(c)(f)	677,700
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,189,802
28,455,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	27,174,525

		49,472,468

	Supermarkets – 0.4%
11,495,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	11,897,325
9,465,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 6.625%, 6/15/2024	9,906,637
2,290,000	Safeway, Inc., 7.250%, 2/01/2031	2,404,500

		24,208,462

	Technology – 0.7%
23,345,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	23,713,851
15,170,000	KLA Corp., 5.650%, 11/01/2034	18,183,247
3,970,000	Micron Technology, Inc., 4.975%, 2/06/2026	4,407,975
120,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	141,845
3,355,000	Seagate HDD Cayman, 4.875%, 6/01/2027	3,565,482

		50,012,400

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Transportation Services – 0.1%
$10,503,000		APL Ltd., 8.000%, 1/15/2024(c)(f)	$9,348,720

		Treasuries – 26.3%
312,000,000		Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	238,667,806
453,855,000		Central Bank of Iceland, 7.250%, 10/26/2022, (ISK)	4,141,912
10,000,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	50,107,100
4,568,039	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	24,066,191
4,250,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	23,978,249
27,224,481	(†††)	Mexican Fixed Rate Bonds, Series M, 8.000%, 12/07/2023, (MXN)	149,976,185
7,740,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	42,513,406
3,035,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	17,866,170
21,700,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	130,261,975
175,365,000		New Zealand Government Bond, Series 0521, 6.000%, 5/15/2021, (NZD)	125,775,143
458,725,000		Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	53,985,474
162,850,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	43,316,553
55,925,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	16,349,864
144,325,000		U.S. Treasury Bond, 3.000%, 8/15/2048	162,957,583
50,000,000		U.S. Treasury Note, 1.500%, 8/31/2021	49,921,875
70,000,000		U.S. Treasury Note, 1.500%, 9/30/2021	69,893,359
486,665,000		U.S. Treasury Note, 1.500%, 10/31/2021	485,999,636
145,000,000		U.S. Treasury Note, 1.500%, 11/30/2021	144,807,423

			1,834,585,904

		Wireless – 1.3%
293,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	15,012,231
134,600,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	6,994,069
49,955,000		Sprint Capital Corp., 6.875%, 11/15/2028	53,826,512
6,260,000		Sprint Capital Corp., 8.750%, 3/15/2032	7,598,075

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$8,200,000	Sprint Corp., 7.125%, 6/15/2024	$8,845,750

		92,276,637

	Wirelines – 2.2%
11,140,000	AT&T, Inc., 4.500%, 3/09/2048	12,307,452
14,095,000	AT&T, Inc., 4.550%, 3/09/2049	15,652,706
7,545,000	Bell Canada, Inc., MTN, 6.100%, 3/16/2035, 144A, (CAD)	7,435,011
4,370,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,242,893
1,240,000	CenturyLink, Inc., 5.625%, 4/01/2025	1,317,562
28,385,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	29,711,999
7,940,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	8,863,025
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	359,306
2,160,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	2,289,600
30,646,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	32,867,835
16,440,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	18,248,400
14,223,000	Verizon Communications, Inc., 4.329%, 9/21/2028	16,148,367
6,309,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(i)	2,397,420
8,865,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(i)	3,457,350

		155,298,926

	Total Non-Convertible Bonds (Identified Cost $4,892,582,106)	4,570,201,844

	Convertible Bonds – 4.9%
	Cable Satellite – 2.1%
14,660,000	DISH Network Corp., 2.375%, 3/15/2024	13,386,046
139,495,000	DISH Network Corp., 3.375%, 8/15/2026	134,180,240

		147,566,286

	Independent Energy – 0.5%
43,802,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	20,866,573
10,955,000	SM Energy Co., 1.500%, 7/01/2021	10,370,968

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Independent Energy – continued
$2,827,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	$2,759,402

		33,996,943

	Leisure – 0.4%
27,795,000	Rovi Corp., 0.500%, 3/01/2020	27,339,996

	Pharmaceuticals – 0.0%
870,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	919,154
715,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	776,709

		1,695,863

	REITs - Diversified – 0.2%
14,245,000	iStar, Inc., 3.125%, 9/15/2022	15,973,286

	Technology – 1.7%
10,415,000	Booking Holdings, Inc., 0.900%, 9/15/2021	12,001,980
8,835,000	Evolent Health, Inc., 2.000%, 12/01/2021	7,918,916
23,990,000	Nuance Communications, Inc., 1.000%, 12/15/2035	24,197,513
11,265,000	Nuance Communications, Inc., 1.250%, 4/01/2025	12,508,318
39,710,000	Nuance Communications, Inc., 1.500%, 11/01/2035	41,851,768
17,000,000	Western Digital Corp., 1.500%, 2/01/2024	16,649,375

		115,127,870

	Total Convertible Bonds (Identified Cost $357,359,279)	341,700,244

Municipals – 1.9%
	Illinois – 0.3%
17,570,000	State of Illinois, 5.100%, 6/01/2033	18,940,987

	Michigan – 0.1%
8,470,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	8,766,535

	Puerto Rico – 0.6%
63,900,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(i)	40,656,375

	Virginia – 0.9%
68,715,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	66,182,852

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Total Municipals (Identified Cost $145,726,364)	$134,546,749

	Total Bonds and Notes (Identified Cost $5,395,667,749)	5,046,448,837

Senior Loans – 0.9%
	Construction Machinery – 0.5%
$15,562,263	Onsite Rental Group Pty Ltd., Term Loan B, 1-month LIBOR + 4.500%, 5.500%, 10/26/2022(c)(f)(g)	15,173,206
21,276,992	Onsite Rental Group Pty Ltd., Note, 6.100%, 10/26/2023(b)(c)(f)	18,936,523

		34,109,729

	Media Entertainment – 0.2%
16,465,115	iHeartCommunications, Inc., Exit Term Loan, 1-month LIBOR + 4.000%, 5.691%, 5/01/2026(g)	16,581,688

	Oil Field Services – 0.1%
2,820,657	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 4.445%, 3/19/2021(g)	2,654,238

	Technology – 0.1%
9,507,380	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 10.849%, 4/01/2022(c)(f)(g)	5,829,260

	Total Senior Loans (Identified Cost $66,503,357)	59,174,915

Shares
Common Stocks – 11.3%
	Chemicals – 0.1%
664,252	Hexion Holdings Corp., Class B(e)	8,469,213

	Diversified Telecommunication Services – 4.4%
7,868,481	AT&T, Inc.	307,500,237

	Electronic Equipment, Instruments & Components – 1.0%
2,511,351	Corning, Inc.	73,105,428

	Media – 0.2%
2,500,188	Clear Channel Outdoor Holdings, Inc.(e)	7,150,537
279,162	iHeartMedia, Inc., Class A(e)	4,717,838
110,654	Thryv Holdings, Inc.(b)(c)(e)(f)	733,083

		12,601,458

	Oil, Gas & Consumable Fuels – 0.1%
2,400,565	Bellatrix Exploration Ltd.(a)(b)(c)(d)(e)(h)	—
846,398	Chesapeake Energy Corp.(e)	698,786
5,886	Frontera Energy Corp.	44,421
9,229	Halcon Resources Corp.(a)(c)(d)(e)	132,252
156,902	Paragon Offshore Ltd., Litigation Units, Class A(a)(b)(c)(d)(e)	1,569
225,503	Paragon Offshore Ltd., Litigation Units, Class B(b)(e)	3,344,886

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
1,514	Southcross Holdings Group LLC(b)(e)	$—
1,514	Southcross Holdings LP, Class A(b)	102,952

		4,324,866

	Pharmaceuticals – 5.2%
5,651,190	Bristol-Myers Squibb Co.	362,749,886

	REITs - Diversified – 0.3%
1,341,478	iStar, Inc.	19,464,846

	Specialty Retail – 0.0%
11,662,687	Onsite Rental Group Pty Ltd.(a)(b)(c)(d)(e)	—

	Total Common Stocks (Identified Cost $584,948,322)	788,215,934

Preferred Stocks – 0.9%
Convertible Preferred Stocks – 0.7%
	Banking – 0.2%
8,447	Bank of America Corp., Series L, 7.250%	12,239,703

	Communications – 0.0%
3,704	Cincinnati Bell, Inc., Series B, 6.750%	175,940

	Independent Energy – 0.2%
172,972	Chesapeake Energy Corp., 4.500%	3,545,926
240,916	Chesapeake Energy Corp., 5.000%(a)(c)(f)	4,252,167
32,522	Chesapeake Energy Corp., Series A, 5.750%, 144A(a)(c)(f)	5,580,450

		13,378,543

	Midstream – 0.3%
43,178	Chesapeake Energy Corp., 5.750%, 144A(a)(c)(f)	7,403,732
6,017	Chesapeake Energy Corp., 5.750%(a)(c)(f)	1,031,735
23,928	Chesapeake Energy Corp., 5.750%(a)(c)(f)	4,105,805
242,297	El Paso Energy Capital Trust I, 4.750%	12,468,604

		25,009,876

	Total Convertible Preferred Stocks (Identified Cost $139,645,703)	50,804,062

Non-Convertible Preferred Stocks – 0.2%
	Finance Companies – 0.0%
10,425	iStar, Inc., Series G, 7.650%	266,046

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(e)	$1,093,292

	REITs - Office Property – 0.1%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,995,000

	REITs - Warehouse/Industrials – 0.1%
116,192	Prologis, Inc., Series Q, 8.540%	8,249,632

	Total Non-Convertible Preferred Stocks (Identified Cost $8,540,569)	11,603,970

	Total Preferred Stocks (Identified Cost $148,186,272)	62,408,032

Closed-End Investment Companies – 0.0%
170,282	NexPoint Strategic Opportunities Fund (Identified Cost $10,230,310)	3,015,694

Warrants – 0.2%
751,946	iHeartMedia, Inc., Expiration on 5/1/2039(e) (Identified Cost $18,045,316)	11,067,893

Principal Amount (‡)
Short-Term Investments – 14.0%
$10,070,157,559	Central Bank of Iceland, 0.000%, (ISK)(c)(f)(g)(l)	83,221,004
159,066,696	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2019 at 0.900% to be repurchased at $159,074,649 on 1/02/2020 collateralized by $31,345,000 U.S. Treasury Note, 1.875% due 7/31/2022 valued at $31,808,655; $29,590,000 U.S. Treasury Note, 2.500% due 3/31/2023 valued at $30,601,712; $94,925,000 U.S. Treasury Note, 2.875% due 9/30/2023 valued at $99,839,267 including accrued interest(m)	159,066,696
150,000,000	U.S. Treasury Bills, 1.615%, 4/02/2020(n)	149,421,771
70,870,000	U.S. Treasury Bills, 1.615%, 4/09/2020(n)	70,575,743
215,435,000	U.S. Treasury Bills, 1.815%, 3/26/2020(n)	214,677,082
300,000,000	U.S. Treasury Bills, 1.830%-1.837%, 2/27/2020(n)(o)	299,295,333

	Total Short-Term Investments (Identified Cost $974,608,438)	976,257,629

	Total Investments – 99.6% (Identified Cost $7,198,189,764)	6,946,588,934
	Other assets less liabilities – 0.4%	30,156,871

	Net Assets – 100.0%	$6,976,745,805

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$321,570,028	4.6%	$27,893,866	0.4%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Securities subject to restriction on resale. At December 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Bellatrix Exploration Ltd., 8.500%	6/04/2019	$5,869,220	$3,593,400	0.1%
Bellatrix Exploration Ltd., 12.500% (9.500% PIK, 3.000% Cash)	6/04/2019	4,307,160	—	—
Bellatrix Exploration Ltd.	6/04/2019	3,016,862	—	—
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	22,081,373	18,391,576	0.3%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	9,746,953	5,775,069	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	32,732,982	—	—
Onsite Rental Group Pty Ltd.	10/26/2017	—	—	—

Onsite Rental Group Pty Ltd., Note	10/26/2017	15,532,204	18,936,523	0.3%
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	22,768,653	3,344,886	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	1,167,146	1,569	Less than 0.1%
Southcross Holdings Group LLC	4/29/2016	—	—	—
Southcross Holdings LP, Class A	4/29/2016	2,215,133	102,952	Less than 0.1%
Thryv Holdings, Inc.	8/12/2016	539,031	733,083	Less than 0.1%

(c)	Illiquid security.
(d)	Fair valued by the Fund’s adviser. At December 31, 2019, the value of these securities amounted to $27,893,866 or 0.4% of net assets.
(e)	Non-income producing security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2019, the value of these securities amounted to $321,570,028 or 4.6% of net assets.
(g)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(h)	Affiliated issuer.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.
(k)	Perpetual bond with no specified maturity date.
(l)	Security callable by issuer at any time. No specified maturity date.
(m)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(o)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the value of Rule 144A holdings amounted to $808,705,071 or 11.6% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

As a result of a business restructuring, the Fund received common stock shares of Bellatrix Exploration Ltd. (the “Company”) which constitutes more than 5% of the voting securities of the Company. As such, the Company is considered to be an affiliate. A summary of affiliated transactions for the period ended December 31, 2019, is as follows:

	Beginning Value	Purchase Cost	Sales Proceeds	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Investment Income
Bellatrix Exploration Ltd., 8.500%	$3,593,400	$—	$—	$6,105	$—	$(6,105)	$3,593,400	$—
Bellatrix Exploration Ltd., 12.500% (9.500% PIK, 3.000% Cash)	—	—	—	74,408	—	(74,408)	—	—
Bellatrix Exploration Ltd.	—	—	—	—	—	—	—	—

	$3,593,400	$—	$—	$80,513	$—	$(80,513)	$3,593,400	$—

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$7,355,291	$24,166,645	(a)(b)	$31,521,936
Finance Companies	2,632,570	261,941,360	—		264,573,930
Independent Energy	—	269,788,051	3,593,400	(b)(c)	273,381,451
All Other Non-Convertible Bonds*	—	4,000,724,527	—		4,000,724,527

Total Non-Convertible Bonds	2,632,570	4,539,809,229	27,760,045		4,570,201,844

Convertible Bonds*	—	341,700,244	—		341,700,244
Municipals*	—	134,546,749	—		134,546,749

Total Bonds and Notes	2,632,570	5,016,056,222	27,760,045		5,046,448,837

Senior Loans*	—	59,174,915	—		59,174,915
Common Stocks
Chemicals	—	8,469,213	—		8,469,213
Media	11,868,375	733,083	—		12,601,458
Oil, Gas & Consumable Fuels	743,207	3,447,838	133,821	(b)(c)	4,324,866
Specialty Retail	—	—	—	(b)(c)	—
All Other Common Stocks*	762,820,397	—	—		762,820,397

Total Common Stocks	775,431,979	12,650,134	133,821		788,215,934

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	3,545,926	—	9,832,617	(d)	13,378,543
Midstream	12,468,604	—	12,541,272	(d)	25,009,876
All Other Convertible Preferred Stocks*	12,415,643	—	—		12,415,643

Total Convertible Preferred Stocks	28,430,173	—	22,373,889		50,804,062

Non-Convertible Preferred Stocks
REITs - Office Property	—	1,995,000	—		1,995,000
REITs - Warehouse/Industrials	—	8,249,632	—		8,249,632
All Other Non-Convertible Preferred Stocks*	1,359,338	—	—		1,359,338

Total Non-Convertible Preferred Stocks	1,359,338	10,244,632	—		11,603,970

Total Preferred Stocks	29,789,511	10,244,632	22,373,889		62,408,032

Closed-End Investment Companies	3,015,694	—	—		3,015,694
Warrants	—	11,067,893	—		11,067,893
Short-Term Investments	—	976,257,629	—		976,257,629

Total	$810,869,754	$6,085,451,425	$50,267,755		$6,946,588,934

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker.
(b)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(c)	Fair valued by the Fund’s adviser.
(d)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or December 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Other	$23,351,916	(a)	$—	$—	$880,970	$64,549	$(130,790)	$—	$—	$24,166,645	(a)	$856,381
Independent Energy	3,593,400	(a)	80,514	—	(80,514)	—	—	—	—	3,593,400	(a)	(80,513)
Common Stocks
Oil, Gas & Consumable Fuels	1,569	(a)	—	(150)	(1,361,155)	1,493,557	—	—	—	133,821	(a)	(1,361,155)
Specialty Retail	—	(a)	—	—	—	—	—	—	—	—	(a)	—
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	11,391,481		—	—	(10,713,672)	—	—	9,154,808	—	9,832,617		(10,713,672)
Midstream	25,613,285		—	—	(13,072,013)	—	—	—	—	12,541,272		(13,072,013)

Total	$63,951,651		$80,514	$(150)	$(24,346,384)	$1,558,106	$(130,790)	$9,154,808	$—	$50,267,755		$(24,370,972)

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 Inputs.

A preferred stock valued at $9,154,808 was transferred from Level 2 to Level 3 during the period ended December 31, 2019. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2019 (Unaudited)

Treasuries	26.3%
Pharmaceuticals	5.2
Banking	5.1
Independent Energy	4.6
Diversified Telecommunication Services	4.4
Healthcare	4.4
Finance Companies	3.8
Cable Satellite	3.4
Oil Field Services	2.7
Technology	2.5
Wirelines	2.2
Other Investments, less than 2% each	21.0
Short-Term Investments	14.0
Closed-End Investment Companies	0.0 *

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

*	Less than 0.1%

Currency Exposure Summary at December 31, 2019 (Unaudited)

United States Dollar	80.5%
Mexican Peso	6.7
Canadian Dollar	4.8
Australian Dollar	2.9
Other, less than 2% each	4.7

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%